Income Taxes - Summary of General Movement in Net Deferred Income Taxes Account (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	CAD 4,784	CAD 4,738
Income statement change	439	50
Amounts recognized in equity		6
Tax charge relating to components of other comprehensive income	90	37
Foreign exchange and other differences	(69)	(47)
Ending balance	CAD 5,244	CAD 4,784